Share capital (Information on warrants) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Warrant [Member]
Warrant valuation assumptions:
Volatility	30.00%
July 24, 2007 Issuance
Warrant valuation assumptions:
Warrants issued	256,409
Average strike price	20.00
Volatility	30.00%
Risk-free rate	4.50%
Expected dividend yield	0.00%
Expected term (years)	8 years
Calculated fair value per warrant	11.28
February 3, 2006 Issuance
Warrant valuation assumptions:
Warrants issued	8,593
Average strike price	17.50
Volatility	30.00%
Risk-free rate	4.50%
Expected dividend yield	0.00%
Expected term (years)	10 years
Calculated fair value per warrant	8.89
December 15, 2005 Issuance
Warrant valuation assumptions:
Warrants issued	8,446,727
Average strike price	17.50
Volatility	30.00%
Risk-free rate	4.50%
Expected dividend yield	0.00%
Expected term (years)	10 years
Calculated fair value per warrant	8.89